`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 13, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	200122

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106       88    15556 SH       SOLE                                      15556
AT&T Corp New                  COM              001957505      239     9140 SH       SOLE                                       9140
American Intl Group Com        COM              026874107     3844    66441 SH       SOLE                                      66441
Amgen Inc                      COM              031162100     3272    67696 SH       SOLE                                      67696
BP Amoco P L C Sponsored Adr   COM              055622104      245     6035 SH       SOLE                                       6035
Bank Of America Corp New       COM              060505104      669     9618 SH       SOLE                                       9618
Barnesandnoble.com Inc         COM              067846105       11    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     2181    84291 SH       SOLE                                      84291
Berkshire Hathaway Inc Del Cl  COM              084670108     1600       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    11662     4813 SH       SOLE                                       4813
Bluegreen Corp                 COM              096231105      105    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
CMS Energy Corp Com            COM              125896100      126    13345 SH       SOLE                                      13345
Cendant Corp                   COM              151313103      291    27737 SH       SOLE                                      27737
ChevronTexaco Corp Com         COM              166764100     8455   127182 SH       SOLE                                     127182
Cisco Sys Inc                  COM              17275R102     5633   429968 SH       SOLE                                     429968
Coca-Cola                      COM              191216100     5702   130071 SH       SOLE                                     130071
Colgate Palmolive              COM              194162103      203     3865 SH       SOLE                                       3865
Comcast Corp New Cl A          COM              20030N101      332    14073 SH       SOLE                                      14073
Countrywide Financial Com      COM              222372104      248     4810 SH       SOLE                                       4810
Dell Computer                  COM              247025109     5803   216998 SH       SOLE                                     216998
Du Pont E I De Nemours Com     COM              263534109      499    11772 SH       SOLE                                      11772
Duke Energy Corp               COM              264399106     2064   105639 SH       SOLE                                     105639
E M C Corp Mass Com            COM              268648102      108    17657 SH       SOLE                                      17657
Eli Lilly & Co.                COM              532457108     2239    35265 SH       SOLE                                      35265
Ericsson L M Tel Co Adr Cl B S COM              294821608     1029   152688 SH       SOLE                                     152688
Exxon Mobil Corp Com           COM              30231G102    11334   324398 SH       SOLE                                     324398
Fannie Mae                     COM              313586109     4341    67476 SH       SOLE                                      67476
Freddie Mac                    COM              313400301     8174   138422 SH       SOLE                                     138422
Fulton Finl Corp PA Com        COM              360271100      287    16267 SH       SOLE                                      16267
GB Hldgs Inc Com               COM              36150A109       32    11240 SH       SOLE                                      11240
General Dynamics Corp Com      COM              369550108     4703    59258 SH       SOLE                                      59258
General Electric Co            COM              369604103     6036   247868 SH       SOLE                                     247868
Gillette                       COM              375766102     3486   114817 SH       SOLE                                     114817
Home Depot                     COM              437076102     5328   221808 SH       SOLE                                     221808
Honeywell Intl Inc             COM              438516106      306    12743 SH       SOLE                                      12743
Intel                          COM              458140100     8243   529439 SH       SOLE                                     529439
International Business Machine COM              459200101      608     7844 SH       SOLE                                       7844
Johnson & Johnson              COM              478160104     2494    46440 SH       SOLE                                      46440
Juniper Networks Inc Com       COM              48203R104       69    10080 SH       SOLE                                      10080
Lockheed Martin Corp Com       COM              539830109     1296    22434 SH       SOLE                                      22434
Lund Intl Hldgs Inc Com        COM              550368104       13    10000 SH       SOLE                                      10000
MBIA Inc                       COM              55262C100      281     6417 SH       SOLE                                       6417
MBNA Corp Com                  COM              55262L100     4286   225318 SH       SOLE                                     225318
Merck & Co, Inc.               COM              589331107     8705   153779 SH       SOLE                                     153779
Microsoft                      COM              594918104     7485   144779 SH       SOLE                                     144779
Nortel Networks Corp New       COM              656568102       58    35900 SH       SOLE                                      35900
Northrop Grumman Corp Com      COM              666807102     2185    22530 SH       SOLE                                      22530
Oracle Corp Com                COM              68389X105     6183   572470 SH       SOLE                                     572470
Pfizer                         COM              717081103    10617   347286 SH       SOLE                                     347286
Proctor & Gamble               COM              742718109     6295    73254 SH       SOLE                                      73254
Raytheon Co Com New            COM              755111507     4194   136374 SH       SOLE                                     136374
Royal Dutch Pete. (Shell)      COM              780257804      808    18350 SH       SOLE                                      18350
SBC Communications Inc         COM              78387G103     3804   140308 SH       SOLE                                     140308
SLM Corp                       COM              78442P106    13454   129538 SH       SOLE                                     129538
Sara Lee                       COM              803111103     2987   132692 SH       SOLE                                     132692
Student Loan Corp              COM              863902102     4364    44623 SH       SOLE                                      44623
SunTrust Banks                 COM              867914103     1309    22994 SH       SOLE                                      22994
Teco Energy Inc.               COM              872375100     1638   105865 SH       SOLE                                     105865
Verizon Communications Com     COM              92343V104     1501    38730 SH       SOLE                                      38730
Wachovia                       COM              929771103      217     5957 SH       SOLE                                       5957
Wal-mart Stores Inc            COM              931142103      445     8816 SH       SOLE                                       8816
Walt Disney Co                 COM              254687106      995    60984 SH       SOLE                                      60984
Developers Divers Rlty Pfd DP  PFD              251591608      402    16185 SH       SOLE                                      16185
Duke Energy Corp Units         PFD              264399106      348    21865 SH       SOLE                                      21865
FPC Cap I Quarterly Inc Pfd Se PFD              302552203      254    10070 SH       SOLE                                      10070
Ford Mtr Co Cap Tr Pfd         PFD              345343206      253    10150 SH       SOLE                                      10150
Ford Mtr Cr Co Nt Sr 7.375     PFD              345397202      331    13750 SH       SOLE                                      13750
General Mtrs Corp Quids 7.25%  PFD              370442816      706    28350 SH       SOLE                                      28350
General Mtrs Corp Sr Nt 7.375% PFD              370442766      299    11925 SH       SOLE                                      11925
Health Care Pppty Invs Pfd A 7 PFD              421915307      207     8325 SH       SOLE                                       8325
MBNA Cap C Toprs 8.25%         PFD              55263V206      643    25460 SH       SOLE                                      25460
SBC Communications Inc Pines 7 PFD              78387G301      404    15060 SH       SOLE                                      15060
Teco Energy Inc Eqty Sec Units PFD              872375209      215    10779 SH       SOLE                                      10779
Wells Fargo Capital IV Gtd Cap PFD              94976Y207      693    26260 SH       SOLE                                      26260
La Quinta Pptys Inc Paired Ctf                  50419U202      158    35929 SH       SOLE                                      35929